Pay vs Performance Disclosure	12 Months Ended
	Dec. 28, 2024 USD ($)	Dec. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Jan. 02, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
In accordance with Item 402(v) of Regulation S-K, the Company is providing the following information:

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(3)(4)	Average Summary Compensation Table Total for non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to non-PEO Named Executive Officers(2)(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income(6)	Operating Income(6)	RONAEBIT(7)
					Total Shareholder Return(5)	Peer Group Total Shareholder Return(5)
2024	$10,476,862	$10,450,116	$2,884,094	$2,819,787	$228.34	$176.44	$1,043.9	$1,074.0	37.2%
2023	10,574,757	21,236,348	2,880,969	5,248,302	189.28	150.20	1,011.1	1,047.6	37.6%
2022	9,484,660	12,577,620	2,687,596	3,520,186	145.95	127.15	911.7	954.7	35.5%
2021	9,872,846	17,335,075	2,809,457	4,597,000	134.00	134.52	820.5	852.9	35.5%
2020	7,933,529	3,713,918	2,398,651	1,274,781	104.01	111.06	627.0	630.9	27.8%

Company Selected Measure Name	RONAEBIT
Named Executive Officers, Footnote	Information for the principal executive officer (“PEO”) for all years presented relates to Nicholas T. Pinchuk, Chairman, President and Chief Executive Officer.
Information for the non-PEO Named Executive Officers for fiscal 2024 relates to:
•Aldo J. Pagliari – Senior Vice President–Finance and Chief Financial Officer
•Thomas J. Ward – Senior Vice President and President–Repair Systems and Information Group
•Jesus Arregui – Senior Vice President and President–Commercial Group
•Timothy L. Chambers – Senior Vice President and President–Snap-on Tools Group
Information for the non-PEO Named Executive Officers for fiscal 2020 through fiscal 2023 relates to:
•Aldo J. Pagliari – Senior Vice President–Finance and Chief Financial Officer
•Thomas J. Ward – Senior Vice President and President–Repair Systems and Information Group
•Timothy L. Chambers – Senior Vice President and President–Snap-on Tools Group
•Anup R. Banerjee – Former Senior Vice President–Human Resources and Chief Development Officer

Peer Group Issuers, Footnote	The share prices illustrate the cumulative total shareholder return (“TSR”) each year of Snap-on common stock and of the S&P 500 Industrials Index since December 31, 2019, of a $100 investment, assuming that dividends were reinvested quarterly.
PEO Total Compensation Amount	$ 10,476,862	$ 10,574,757	$ 9,484,660	$ 9,872,846	$ 7,933,529
PEO Actually Paid Compensation Amount	$ 10,450,116	21,236,348	12,577,620	17,335,075	3,713,918
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO Named Executive Officers” columns represent the amount of “compensation actually paid” to these executive officers as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these individuals during the applicable year.
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns for the PEO and non-PEO NEOs was determined by reference to: (i) for stock options and SARs, a Black-Scholes value as of the relevant measurement date; (ii) for outstanding RSU awards since 2021, the closing price on the applicable year-end dates or, in the case of vesting dates, the actual vesting price; and (iii) for the 2020 RSUs and all PSUs, the same valuation methodology as RSU awards discussed above except that year-end values are multiplied by the probability of achievement as of each such date.
The amounts reported in these columns for 2024 reflect the following adjustments from total compensation as reported in the Summary Compensation Table (the “SCT”):

	PEO	Average Non-PEO
Total Compensation Reported in 2024 SCT	$10,476,862	$2,884,094
Less: Value of Option Awards reported in SCT	(1,443,040)	(370,555)
Less: Value of Stock Awards reported in SCT	(5,502,126)	(1,093,889)
Less: Change in Pension Value in SCT	(499,568)	(274,786)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	7,026,972	1,397,046
Plus: Change in fair value of prior year awards that are unvested and outstanding	(1,179,351)	(187,135)
Plus: Change in fair value of prior year awards that vested in the fiscal year	(922,774)	(204,516)
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	2,009,380	514,464
Plus: Change in fair value of prior year options that are unvested and outstanding	610,752	166,606
Plus: Change in fair value of prior year options that vested in the fiscal year	(126,991)	(39,834)
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	28,292
Actual Compensation Paid for Fiscal Year 2024	$10,450,116	$2,819,787

Non-PEO NEO Average Total Compensation Amount	$ 2,884,094	2,880,969	2,687,596	2,809,457	2,398,651
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,819,787	5,248,302	3,520,186	4,597,000	1,274,781
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in the “Compensation Actually Paid to PEO” and “Average Compensation Actually Paid to non-PEO Named Executive Officers” columns represent the amount of “compensation actually paid” to these executive officers as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to these individuals during the applicable year.
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns for the PEO and non-PEO NEOs was determined by reference to: (i) for stock options and SARs, a Black-Scholes value as of the relevant measurement date; (ii) for outstanding RSU awards since 2021, the closing price on the applicable year-end dates or, in the case of vesting dates, the actual vesting price; and (iii) for the 2020 RSUs and all PSUs, the same valuation methodology as RSU awards discussed above except that year-end values are multiplied by the probability of achievement as of each such date.
The amounts reported in these columns for 2024 reflect the following adjustments from total compensation as reported in the Summary Compensation Table (the “SCT”):

	PEO	Average Non-PEO
Total Compensation Reported in 2024 SCT	$10,476,862	$2,884,094
Less: Value of Option Awards reported in SCT	(1,443,040)	(370,555)
Less: Value of Stock Awards reported in SCT	(5,502,126)	(1,093,889)
Less: Change in Pension Value in SCT	(499,568)	(274,786)
Less: Fair value of awards granted in prior fiscal years that failed to vest	—	—
Plus: Year-end value of awards granted in the fiscal year that are unvested and outstanding	7,026,972	1,397,046
Plus: Change in fair value of prior year awards that are unvested and outstanding	(1,179,351)	(187,135)
Plus: Change in fair value of prior year awards that vested in the fiscal year	(922,774)	(204,516)
Plus: Year-end value of options granted in fiscal year that are unvested and outstanding	2,009,380	514,464
Plus: Change in fair value of prior year options that are unvested and outstanding	610,752	166,606
Plus: Change in fair value of prior year options that vested in the fiscal year	(126,991)	(39,834)
Plus: Dividends paid on unvested awards	—	—
Plus: Pension service cost in the fiscal year	—	28,292
Actual Compensation Paid for Fiscal Year 2024	$10,450,116	$2,819,787

Compensation Actually Paid vs. Total Shareholder Return	The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO (referred to in the graphs below as the PEO) and the average of the compensation actually paid to the other NEOs, and the TSR of Snap-on common stock and the S&P 500 Industrials Index for the indicated fiscal years:

Compensation Actually Paid vs. Net Income
The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO and the average of the other NEOs and the Company’s net income and operating income for the indicated fiscal years:

Compensation Actually Paid vs. Company Selected Measure	The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO and the average of the other NEOs and the Company’s RONAEBIT for the indicated fiscal years:
Total Shareholder Return Vs Peer Group	The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO (referred to in the graphs below as the PEO) and the average of the compensation actually paid to the other NEOs, and the TSR of Snap-on common stock and the S&P 500 Industrials Index for the indicated fiscal years:

Tabular List, Table

Financial Performance Measure	Description
Operating income	Metric in annual incentive plan
RONAEBIT	Metric in annual incentive plan and PSUs
Sales	Metric in PSUs
Share price	Impacts value of stock options, PSUs and RSUs

Total Shareholder Return Amount	$ 228.34	189.28	145.95	134.00	104.01
Peer Group Total Shareholder Return Amount	176.44	150.20	127.15	134.52	111.06
Net Income (Loss)	$ 1,043,900,000	$ 1,011,100,000	$ 911,700,000	$ 820,500,000	$ 627,000,000.0
Company Selected Measure Amount	0.372	0.376	0.355	0.355	0.278
PEO Name	Nicholas T. Pinchuk
Additional 402(v) Disclosure	For the portion of compensation included in the “Compensation Actually Paid” columns that is based on the year-end stock price, $343.55 was used for fiscal 2024. For PSUs that vested during the fiscal year, the values are based on the closing stock price on the vesting date, which was $269.00 in fiscal 2024. For further information regarding the valuation of equity awards, see Note 13 to our Consolidated Financial Statements, and for information regarding the stock prices used to value equity awards in the rows corresponding to 2020 to 2023, see “Pay Versus Performance” in the Company’s Proxy Statements for its 2024 and 2023 Annual Meetings of Shareholders.
Pension service cost was calculated using the same methodology as used for the Company’s Consolidated Financial Statements, which is discussed in Note 11 to our Consolidated Financial Statements.
For information regarding adjustments from total compensation as reported in the SCT for 2020 to 2023, see “Pay Versus Performance” in the Company’s Proxy Statements for its 2024 and 2023 Annual Meetings of Shareholders.
	The share prices illustrate the cumulative total shareholder return (“TSR”) each year of Snap-on common stock and of the S&P 500 Industrials Index since December 31, 2019, of a $100 investment, assuming that dividends were reinvested quarterly.Net income and Operating income are reported in millions. Operating income represents income from continuing operations, excluding financial services income and the effect of foreign currency translation.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
The graph below illustrates the relationship between the compensation actually paid to the Company’s CEO and the average of the other NEOs and the Company’s net income and operating income for the indicated fiscal years:

Other Performance Measure, Amount	1,074,000,000	1,047,600,000	954,700,000	852,900,000	630,900,000
Name	Operating income
Measure:: 2
Pay vs Performance Disclosure
Name	RONAEBIT
Non-GAAP Measure Description	Return on net assets employed before interest and taxes (“RONAEBIT”) is calculated using a thirteen-month average and represents return on net assets employed before interest and taxes, excluding financial services and the effect of foreign currency translation. This methodology is consistent with that employed to calculate a company’s weighted average cost of capital.
Measure:: 3
Pay vs Performance Disclosure
Name	Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Share price
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (499,568)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,443,040)
PEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,502,126)
PEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,026,972
PEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,179,351)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(922,774)
PEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,009,380
PEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	610,752
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(126,991)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(274,786)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,292
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(370,555)
Non-PEO NEO | Aggregate Grant Date Fair Value Of Equity Award Amounts Reported In Summary Compensation Table, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,093,889)
Non-PEO NEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,397,046
Non-PEO NEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(187,135)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,516)
Non-PEO NEO | Year-End Fair Value Of Equity Awards Granted In Covered Year That Are Outstanding And Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	514,464
Non-PEO NEO | Year-Over-Year Change In Fair Value Of Equity Awards Granted In Prior Years That Are Outstanding And Unvested, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	166,606
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Equity Awards Vested In Covered Year, Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (39,834)